Loans (Allowance and Carrying Value of Loans by Portfolio Segment) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,744,248		3,464,916		2,107,414
Allowance related to adoption of new consolidation guidance	(43,022)
Allowance at January 1	3,701,226		3,464,916		2,107,414
Provision for (reversal of provision for) credit losses	3,568,040		2,203,993		2,313,454
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	19,916		1,012		10,427
Allowance at December 31	4,978,199		3,744,248		3,464,916
Commercial [Member] | Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	2,677,731
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	2,634,524
Provision for (reversal of provision for) credit losses	2,732,037
Charge-offs	(1,913,698)
Recoveries	133,289
Other	23,325
Allowance at December 31	3,609,477
Consumer [Member] | Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	461,142
Allowance at January 1	461,142
Provision for (reversal of provision for) credit losses	385,581
Charge-offs	(517,035)
Recoveries	142,249
Allowance at December 31	471,937
Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,341,046		3,043,535		1,864,029
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	3,297,839		3,043,535		1,864,029
Provision for (reversal of provision for) credit losses	3,238,100		2,216,169		2,141,631
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	22,370		7,015		4,254
Allowance at December 31	4,247,326		3,341,046		3,043,535
Loans [Member] | Credit Cards [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	202,173
Allowance at January 1	202,173
Provision for (reversal of provision for) credit losses	120,482
Charge-offs	(400,953)
Recoveries	245,165
Other	(955)
Allowance at December 31	165,912
Commercial [Member] | Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	204,757
Allowance related to adoption of new consolidation guidance	185
Allowance at January 1	204,942
Provision for (reversal of provision for) credit losses	353,855
Other	(2,454)
Allowance at December 31	556,343
Consumer [Member] | Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	91,117
Allowance at January 1	91,117
Provision for (reversal of provision for) credit losses	6,493
Allowance at December 31	97,610
Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	403,202	[1]	421,381	[1]	243,385	[1]
Allowance related to adoption of new consolidation guidance	185	[1]
Allowance at January 1	403,387	[1]	421,381	[1]	243,385	[1]
Provision for (reversal of provision for) credit losses	329,940	[1]	(12,176)	[1]	171,823	[1]
Other	(2,454)	[1]	(6,003)	[1]	6,173	[1]
Allowance at December 31	730,873	[1]	403,202	[1]	421,381	[1]
Off-Balance Sheet Credit Instruments [Member] | Credit Cards [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	107,328
Allowance at January 1	107,328
Provision for (reversal of provision for) credit losses	(30,408)
Allowance at December 31	76,920

[1]	The allowance for off-balance sheet credit instruments is included in "Other liabilities".